Other assets	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Assets [Abstract]
Other assets
10.	Other assets

Non-current	March 31, 202 3	March 31, 202 2
Other deposits and receivables	4,540,098	2,136,850
	4,540,098	2,136,850

Financial assets included in other assets	850,261	447,940